Fair Value Measurements (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
5.	Fair Value Measurements
The Company follows the guidance in ASC 820 – Fair Value Measurements for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
•
Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

•	Level 3: Unobservable inputs based on the Company assessment of the assumptions that market participants would use in pricing the asset or liability.
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at September 30, 2024 and December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):

	Level	September 30, 2024	December 31, 2023
Liabilities:
Warrant liability – Public Warrants	1	$250	$375
Warrant liability – Private Placement Warrants	3	140	210
Total warrant liability		$390	$585

The following tables summarize the changes in the fair value of the warrant liabilities (in thousands):

	Three Months Ended September 30, 2024			Nine Months Ended September 30, 2024
	Public Warrants	Private Placement Warrants	Warrant Liabilities	Public Warrants	Private Warrants	Warrant Liabilities
Fair value, beginning of period	$625	$350	$975	$375	$210	$585
Change in valuation inputs or other assumptions	(375)	(210)	(585)	(125)	(70)	(195)
Fair value, end of period	$250	$140	$390	$250	$140	$390

	Three Months Ended September 30, 2023			Nine Months Ended September 30, 2023
	Public Warrants	Private Placement Warrants	Warrant Liabilities	Public Warrants	Private Warrants	Warrant Liabilities
Fair value, beginning of period	$1,500	$910	$2,410	$1,250	$840	$2,090
Change in valuation inputs or other assumptions	250	210	460	500	280	780
Fair value, end of period	$1,750	$1,120	$2,870	$1,750	$1,120	$2,870

Public Warrants
The Company determined the fair value of the Public Warrants, based on the publicly listed trading price of such warrants as of the valuation date. Accordingly, the Public Warrants are classified as Level 1 financial instruments. The fair value of the Public Warrants was $0.3 million and $0.4 million as of September 30, 2024 and December 31, 2023, respectively.
Private Placement Warrants
The estimated fair value of the Private Placement Warrants is determined with Level 3 inputs using the Black-Scholes model. The significant inputs and assumptions in this method are the stock price, exercise price, volatility, risk-free rate, and term or maturity. The underlying stock price input is the closing stock price as of each valuation date and the exercise price is the price as stated in the warrant agreement. The volatility input was determined using the historical volatility of comparable publicly traded companies which operate in a similar industry or compete directly against the Company. Volatility for each comparable publicly traded company is calculated as the annualized standard deviation of daily continuously compounded returns. The Black-Scholes analysis is performed in a risk-neutral framework, which requires a risk-free rate assumption based upon constant-maturity treasury yields, which are interpolated based on the remaining term of the Private Placement Warrants as of each valuation date. The term/maturity is the duration between each valuation date and the maturity date, which is five years following the date the Business Combination closed, or June 16, 2026.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	September 30, 2024	December 31, 2023
Exercise price	$11.50	$11.50
Stock price	$0.87	$0.72
Volatility	93.0%	87.5%
Term (years)	1.71	2.46
Risk-free interest rate	3.75%	4.13%

Significant changes in the volatility would result in a significant lower or higher fair value measurement, respectively.
The fair value of the Private Placement Warrants was $0.1 million and $0.2 million as of September 30, 2024 and December 31, 2023, respectively. There were no transfers in or out of Level 3 from other levels in the fair value hierarchy.

6.	Fair Value Measurements
Fair Value Measurements
The Company follows the guidance in ASC 820 - Fair Value Measurements for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
•
Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

•	Level 3: Unobservable inputs based on the Company assessment of the assumptions that market participants would use in pricing the asset or liability.
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):

	Level	December 31, 2023	December 31, 2022
Liabilities:
Warrant liability – Public Warrants	1	$375	$1,250
Warrant liability – Private Placement Warrants	3	210	840
Total warrant liability		$585	$2,090
The following tables summarize the changes in the fair value of the warrant liabilities (in thousands):

	Year Ended December 31, 2023
	Public Warrants	Private Placement Warrants	Warrant Liabilities
Fair value, beginning of period	$1,250	$840	$2,090
Change in valuation inputs or other assumptions	(875)	(630)	(1,505)
Fair value, end of period	$375	$210	$585

	Year Ended December 31, 2022
	Public Warrants	Private Placement Warrants	Warrant Liabilities
Fair value, beginning of period	$16,750	$10,710	$27,460
Change in valuation inputs or other assumptions	(15,500)	(9,870)	(25,370)
Fair value, end of period	$1,250	$840	$2,090
Public Warrants
The Company determined the fair value of the Public Warrants, based on the publicly listed trading price of such warrants as of the valuation date. Accordingly, the Public Warrants are classified as Level 1 financial instruments.
Private Placement Warrants
The estimated fair value of the Private Placement Warrants is determined with Level 3 inputs using the Black-Scholes model. The significant inputs and assumptions in this method are the stock price, exercise price, volatility, risk-free rate and term or maturity. The underlying stock price input is the closing stock price as of each valuation date and the exercise price is the price as stated in the warrant agreement. The volatility input was determined using the historical volatility of comparable publicly traded companies which operate in a similar industry or compete directly against the Company. Volatility for each comparable publicly traded company is calculated as the annualized standard deviation of daily continuously compounded returns. The Black-Scholes analysis is performed in a risk-neutral framework, which requires a risk-free rate assumption based upon constant-maturity treasury yields, which are interpolated based on the remaining term of the Private Placement Warrants as of each valuation date. The term/maturity is the duration between each valuation date and the maturity date, which is five years following the date the Business Combination closed, or June 16, 2026.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	December 31, 2023	December 31, 2022
Exercise price	$11.50	$11.50
Stock price	$0.72	$1.01
Volatility	87.5%	82.3%
Term (years)	2.46	3.46
Risk-free interest rate	4.13%	4.17%
Significant changes in the volatility would result in a significant lower or higher fair value measurement, respectively.
There were no transfers in or out of Level 3 from other levels in the fair value hierarchy.